LEASES	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
LEASES
6.	LEASES
Right-of-use
asset summary of adoption of IFRS 16 on January 1,
2019

	Office Lease Assets	Vehicle Lease Assets	Total Right-of-use Assets

Right-of-use assets created on adoption of IFRS 16 on January 1, 2019	$2,472,349	$354,163	$2,826,512
Depreciation of right-of-use assets	(485,602)	(123,985)	(609,587)

Right-of-use assets balance, December 31, 2019	$1,986,747	$230,178	$2,216,925
Office and vehicle lease
right-of-use
assets are included in equipment in the office, furniture and leasehold improvements, and field equipment categories, respectively (Note 8).
Lease obligation adoption summary of IFRS 16 on January 1, 2019

Year ended December 31, 2019

Lease obligation created on adoption of IFRS 16 on January 1, 2019	$3,222,380
Interest on lease liabilities	206,986
Lease payments	(784,399)

Balance, end of the period	$2,644,967

Less: Current portion	(558,960)

Long-term lease liability	$2,086,007
On January 1, 2019 the Company adopted IFRS 16 – Leases retrospectively with the cumulative effect on initially applying the standard recognized at the date of initial application (see Note 4).
The leases are for office space and vehicle leases that extend to 2025 and 2022, respectively. The discount rates applied to the leases for office spaces and vehicles are 7.50% and 6.74%, respectively. In addition to the lease payments the Company pays $422,185 annually related to operating costs and realty taxes of the leased office spaces. The amount is reassessed annually based on actual costs incurred.
In addition to the leased asset above the Company engages drilling companies to carry out its drilling programs on its exploration and evaluation properties. The drilling companies provide all required equipment for these drilling programs. These contracts are short-term in nature and the Company has elected not to apply the requirements of IFRS 16 to these payments. Payments to the drilling companies in the year ended December 31, 2019 were $16,239,540.
The Company and its subsidiary, IsoEnergy, have total office lease commitments at their Vancouver and Saskatoon offices and vehicle leases as follows:

2020	$926,772
2021	$814,754
2022	$702,349
2023	$661,863
2024	$634,053
2025	$634,053